STOCKHOLDER?S EQUITY	3 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Jan. 15, 2021	Sep. 30, 2021
STOCKHOLDER'S EQUITY

4.    STOCKHOLDERS’ EQUITY

Shares Authorized and Outstanding

As of September 30, 2021 (unaudited) and December 31, 2020, the Company had authorized a total of 238,480,441 shares for issuance with 150,000,000 shares designated as common stock, 1,124,856 shares designated as founders preferred stock and 87,355,585 shares designated as preferred stock.

Preferred and Founders Preferred Stock

As of September 30, 2021 (unaudited) and December 31, 2020, the Company has authorized 87,355,585 shares of preferred stock and 1,124,856 founders preferred stock, designated in series, with the rights and preferences of each designated series to be determined by the Board of Directors.

The following table is a summary of the preferred stock and founders preferred stock as of September 30, 2021 (unaudited), December 31, 2020 and 2019 (in thousands, except for share data):

						Per Share
		Shares Issued		Issue Price		Liquidation
	Shares Authorized	and Outstanding	Cash Raised	per Share		Preference
Founders Preferred Stock	1,124,856	162,558	$—	$0.00		$0.00
Series A-1 Preferred Stock	3,654,873	3,654,873	375	0.10		0.10
Series A-2 Preferred Stock	5,372,703	5,372,703	735	0.14		0.14
Series A-3 Preferred Stock	2,485,296	2,485,296	425	0.17		0.17
Series A-4 Preferred Stock	590,688	590,688	100	0.17		0.17
Series A-5 Preferred Stock	2,680,236	2,680,236	550	0.21		0.21
Series A-6 Preferred Stock	3,647,817	3,647,817	2,390	0.66		0.66
Series A-7 Preferred Stock	15,139,917	15,139,917	12,399	0.82		0.82
Series B Preferred Stock	32,834,601	32,834,601	30,000	0.91	(1)	0.93
Series C Preferred Stock	20,949,454	20,949,454	70,001	3.34	(1)	3.50
Total	88,480,441	87,518,143	$116,975
(1)

As part of our series B and C financing round, certain founders of the Company sold 0.7 and 1.0 million shares of founders preferred stock respectively, on a post-split basis, to an investor. Immediately after the sale, the founders preferred stock was converted into series B and C preferred stock. The original issuance price for the series B and C financing round was $0.93 and $3.50 respectively. The share price of $0.91 and $3.34 presented in the table above represents the average share price of shares issued and outstanding after the founder preferred stock was converted into series B and C shares.

The Company incurred $0.1 million, $0.1 million, $0.1 million of issuance costs related to series A, series B, and series C respectively.

The significant rights, privileges and preferences of preferred stock are as follows:

Liquidation Preference

In the event of any liquidation transaction, the holders of preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Corporation to the holders of founders preferred stock and common stock, an amount per share equal to the applicable original issue price as defined in the table above.

Dividends

Preferred stockholders are entitled to a dividend only when and if declared by the Company’s board of directors. The Company shall not declare, pay, or set aside any dividends on any other class or series of capital stock unless the outstanding preferred shares first receive, or simultaneously receive, a dividend on each outstanding preferred share. No dividends have been declared to date as of September 30, 2021.

Voting

The holders of preferred stock shall be entitled to the same voting rights as the holders of the common stock and to notice of any stockholder’s meeting in accordance with the Company’s bylaws and the holders of the preferred stock and common stock shall vote together as a single class on all matters. Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which the preferred stock converts into. With respect to voting for the board of directors, the holders of preferred series A voting as one class are entitled to elect one board member, the holders of preferred series B voting as one class are entitled to elect one board member, and the holders of common stock and founders preferred stock voting together as a separate class are entitled to elect three board members.

Conversion

Each share of preferred stock is convertible, at the option of the holder, into the number of ordinary shares, which results from dividing the applicable original issue price per share for each series by the applicable conversion price per share for such series. The initial conversion price per share of all series of preferred stock shares is equal to the original issue price of each series, and therefore, the conversion ratio is 1:1.

Each share of preferred stock shall be automatically converted into ordinary shares at the then — applicable conversion price in the event of a firm commitment underwritten public offering and listing by the Company of its ordinary shares with aggregate proceeds of no less than $80.0 million (prior to deduction of underwriting discounts and registration expenses).

Redemption

The Company’s preferred stock does not contain any mandatory redemption features, nor are they redeemable at the option of the holder. The Company’s preferred stock contain a redemption feature that is contingent upon the occurrence of a deemed liquidation event or a change in control, as defined in the Company’s Certificate of Incorporation. As a deemed liquidation event or change in control event is within the control of the Company, preferred stock is presented as a component of the Company’s permanent equity on the balance sheets.

Transactions Related to Founders Preferred Stock

Founders preferred stock is substantively the same as common stock, as they share identical rights and features. The founders preferred stock can be converted into common stock on a one-to-one basis at any time. The founders preferred stock is presented as a component of the Company’s permanent equity.

In 2016, 1,788,375 shares of founders preferred stock were issued. The Company repurchased and retired 582,400 shares of founders preferred stock and subsequently enacted a reverse stock split of 6:1 which reduced the founder shares outstanding to 200,995.

During fiscal year 2018, certain founders sold 76,010 shares of their founders preferred stock to an investor of series B preferred stock and such shares automatically converted into shares of series B preferred stock pursuant to the terms of the Company’s Certificate of Incorporation. Subsequently in 2018, the Company enacted a forward split of 1:9 which increased the number of shares outstanding to 1,124,856.

During the fiscal year 2019, certain founders sold 962,298 shares to an investor of series C preferred stock and such shares automatically converted into shares of series C preferred stock pursuant to the terms of the Company’s Certificate of Incorporation.

As of September 30, 2021, December 31, 2020 and December 31, 2019 there was 162,558 shares of founders preferred stock outstanding.

Transactions Related to Preferred Stock

All share and per share information has been retroactively adjusted to reflect any stock splits.

In August 2019, the Company issued 20,949,454 shares of series C preferred stock at a purchase price of $3.50 per share and received $70.0 million in proceeds.

In June 2018, the Company performed a forward split for all types of units (common stock, founders preferred stock, and preferred stock). All three types of units were split into 9 shares of the respective unit with a par value of $0.00001. The Company was then authorized to issue 206,815,077 shares, with 138,600,000 assigned for common stock, 1,808,946 assigned to founders preferred stock, and 6,406,131 for preferred stock.

In May 2018, the Company issued 32,834,601 shares of series B preferred stock on a post-split basis, at a post-split purchase price per share of $0.93, for total proceeds of $30.0 million.

In May 2017, the Company issued 33,571,530 shares of series A preferred stock on a post-split basis, for total proceeds of $17.0 million. The Company was authorized to issue series A preferred stock with various purchase prices for the respective series A issuances. Preferred series A-1 through A-6 were issued as part of the conversion of Simple Agreements for Future Equity (“SAFE”) agreements, while series A-7 was issued to non-SAFE investors. During 2016, the Company issued SAFEs to various investors and raised $4.6 million in cash. The SAFE instruments converted into series A-1 through A-6 upon the issuance of series A.

Warrants

As of September 30, 2021 (unaudited), the following warrants were issued and outstanding:

				Exercise
				Price per
Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Share	Expiration
March 12, 2021	Common Stock	Services	285,714	$3.50	March 12, 2026
March 15, 2021	Common Stock	Services	571,428	$3.50	March 15, 2026

The Company determined the warrants to be classified as equity and estimated the fair value of warrants exercisable for common stock measured on the issuance date using the Black-Scholes option valuation model. Inputs to the Block-Scholes valuation model included the estimated fair value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends, and the expected volatility of the price of the underlying stock using guideline companies for reference.

The fair value of the common stock warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of the issuance date:

Risk – free interest rate	0.84 – 0.85%
Expected term (in years)	5.00
Expected dividend yield	0%
Expected volatility	38.02 – 38.14%

The fair value of the warrants granted based on the above inputs is $6.3 million. The warrants vest over a period of three to four years and vesting is dependent on continued provision of services to the Company. The vested portion of the warrants are presented as a component of stockholders’ equity on the Company’s balance sheet as of September 30, 2021. The weighted average remaining service period of the unvested warrants is 3.32 years. The Company did not issue any warrants as of September 30, 2020.

Northern Genesis Acquisition Corp II [Member]
STOCKHOLDER'S EQUITY

NOTE 7  —  STOCKHOLDER’S EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. At December 31, 2020, there were 10,350,000 shares of common stock issued and outstanding.

Warrants —  Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue any shares of common stock upon exercise of a warrant unless common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that as soon as practicable, but in no event later than 15 days, after the closing of a Business Combination, it will use its best efforts to file with the SEC a registration statement for the registration under the Securities Act of the shares of common stock issuable upon exercise of the warrants and thereafter will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), for any 20 trading days within a 30 trading day period commencing once the warrants become exercisable and ending commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 10 trading day period starting on the trading day prior the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants, Working Capital Warrants, and the common stock issuable upon the exercise of the Private Placement Warrants and Working Capital Warrants cannot be transferred until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If any Private Placement Warrants or Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, such Private Placement Warrants and Working Capital Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

NOTE 8 — STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At January 15, 2021, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. At January 15, 2021, there were 10,350,000 shares of common stock issued and outstanding, excluding 41,400,000 shares of common stock subject to possible redemption.

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue any shares of common stock upon exercise of a warrant unless common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that as soon as practicable, but in no event later than 15 days, after the closing of a Business Combination, it will use its best efforts to file with the SEC a registration statement for the registration under the Securities Act of the shares of common stock issuable upon exercise of the warrants and thereafter will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), for any 20 trading days within a 30 trading day period commencing once the warrants become exercisable and ending commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 10 trading day period starting on the trading day prior the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants, Working Capital Warrants, and the common stock issuable upon the exercise of the Private Placement Warrants and Working Capital Warrants cannot be transferred until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If any Private Placement Warrants or Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, such Private Placement Warrants and Working Capital Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

NOTE 8.   STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. At September 30, 2021 and December 31, 2020, there were 10,350,000 shares of common stock issued and outstanding, excluding 41,400,000 and -0- shares of common stock subject to possible redemption, respectively.